Related party transactions (Tables)	12 Months Ended
Jun. 30, 2021
Related party transactions
Schedule of Key Management Personnel Compensation

	Year Ended June 30,
(in € thousands)	2019	2020	2021

Short-term compensation	1,111	1,623	6,421
Personnel expenses from long-term employee benefits	1,076	1,340	1,216
Income from reversal of other long-term employee benefits	—	—	(2,056)
Long-term employee benefits (net income)	1,076	1,340	(840)
Share-based compensation - Old Plans	153	65	427
Share-based compensation - IPO related compensation for Managing Directors	—	—	61,578
Total Share-based compensation	153	65	62,005
Total personnel expenses for Managing Directors	2,340	3,028	67,586